Income taxes - Summary of movement in deferred tax balances (Detail) $ in Millions	Jun. 30, 2024 USD ($)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ (20)
Ending balance	$ (22)